Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Participating employers' contributions	$ 13,162,618
Participant contributions	16,726,501
Participant rollovers	3,359,917
Interest and dividends from investments	715,801
Net appreciation in fair value of investments	40,551,068
Interest income on notes receivable from participants	638,556
Total additions	75,154,461
Deductions:
Benefits paid to participants	(29,893,817)
Administrative expenses	(41,223)
Total deductions	(29,935,040)
Net increase	45,219,421
Net assets available for benefits at Beginning of Year	293,265,091
Net assets available for benefits at End of Year	$ 338,484,512